Other Financing Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of components of other financing lines of credit
The following summarizes the components of other financing lines of credit related to continuing operations (in thousands):

				Outstanding borrowings at
Maturity Date	Interest Rate	Collateral Pledged	Total Capacity(1)	December 31, 2022	December 31, 2021
Mortgage Lines:
October 2023	Bloomberg short-term bank yield index + applicable margin	First Lien Mortgages	$311,673	$83,814	$—
November 2023	SOFR + applicable margin	Home Improvement Consumer Loans	50,000	7,495	5,107
March 2026	Ameribor + applicable margin	MSR	15,600	10,312	138,524
N/A	Bond accrual rate + applicable margin	Mortgage Related Assets	37,604	37,604	36,102
Subtotal mortgage lines of credit			$414,877	$139,225	$179,733
Reverse Lines:
April 2023 - November 2023	LIBOR/SOFR + applicable margin	First Lien Mortgages	$1,375,000	$584,658	$714,013
N/A	LIBOR/Bond accrual rate + applicable margin	Mortgage Related Assets	320,715	320,715	297,893
October 2027	SOFR + applicable margin	MSR	70,000	33,036	78,952
May 2023	Prime + .50%; 6% floor	Unsecuritized Tails	50,000	45,001	38,544
Subtotal reverse lines of credit			$1,815,715	$983,410	$1,129,402
Commercial Lines:
August 2023	2.50% / 3.25%	Encumbered Agricultural Loans	$75,000	$7,561	$25,127
April 2023 - November 2023	LIBOR/SOFR/Ameribor + applicable margin	First Lien Mortgages	191,040	159,938	167,159
February 2023	15%	Second Lien Mortgages	25,000	25,000	24,175
January 2024	SOFR + applicable margin	Mortgage Related Assets	12,500	12,500	5,041
Subtotal commercial lines of credit			$303,540	$204,999	$221,502
Total other financing lines of credit			$2,534,132	$1,327,634	$1,530,637
(1)Capacity is dependent upon maintaining compliance with, or obtaining waivers of, the terms, conditions, and covenants of the respective agreements, including asset-eligibility requirements. Capacity amounts presented are as of December 31, 2022.

Summary of maximum allowable distributions available to the Company based on the most restrictive of such financial covenant ratios
As of December 31, 2022, the maximum allowable distributions available to the Company based on the most restrictive of such financial covenant ratios is presented in the table below (in thousands, except for ratios):

Financial Covenants	Requirement	December 31, 2022	Maximum Allowable Distribution(1)
FAM
Adjusted Tangible Net Worth(2)	$100,000	$100,907	$907
Liquidity	20,000	23,368	3,368
Leverage Ratio	13:1	9.30:1	28,732
FAR
Adjusted Tangible Net Worth(2)	$250,000	$267,067	$17,067
Liquidity	24,724	28,718	3,994
Leverage Ratio	6:1	5.29:1	31,808
FAH
Adjusted Tangible Net Worth(2)	$300,000	$310,850	$10,850
Liquidity	45,000	52,270	7,270
Leverage Ratio	10:1	6.55:1	107,292
(1) The Maximum Allowable Distribution for any of the originations subsidiaries is the lowest of the amounts shown for the particular originations subsidiary.
(2) This amount is based on the most restrictive financing line of credit covenant.
As of December 31, 2021, the maximum allowable distributions available to the Company based on the most restrictive of such financial covenant ratios is presented in the table below (in thousands, except for ratios):

Financial Covenants	Requirement	December 31, 2021	Maximum Allowable Distribution(1)
FAM
Adjusted Tangible Net Worth(2)	$150,000	$180,032	$30,032
Liquidity	40,000	43,734	3,734
Leverage Ratio	15:1	13.9:1	12,154
FACo
Adjusted Tangible Net Worth(2)	$85,000	$87,350	$2,350
Liquidity	20,000	32,728	12,728
Leverage Ratio	6:1	2.8:1	46,895
FAR
Adjusted Tangible Net Worth(2)	$417,826	$527,443	$109,617
Liquidity	20,000	23,845	3,845
Leverage Ratio	6:1	2.9:1	264,134
(1) The Maximum Allowable Distribution for any of the originations subsidiaries is the lowest of the amounts shown for the particular originations subsidiary.
(2) This amount is based on the most restrictive financing line of credit covenant.